Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity investments in publicly listed companies	$ (6)	$ 43	$ 0
Equity method investments	(5)	(274)	(17)
Non-marketable equity securities (includes NAV)	25	(6)	(3)
Total income (loss) from equity investments, net	$ 14	$ (237)	$ (20)